Borrowings and debt (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings and debt
Schedule of borrowings and debt

Borrowings and debt are detailed as follows:

	December 31, 2020
	Short-Term			Long-term
Carrying amount	Borrowings	Debt	Lease Liabilities	Borrowings	Debt	Lease Liabilities	Total
Principal	331,585	49,350	1,244	477,010	1,116,033	17,555	1,992,777
Prepaid commissions	—	—	—	(1,158)	(6,549)	—	(7,707)
	331,585	49,350	1,244	475,852	1,109,484	17,555	1,985,070

	December 31, 2019
	Short-Term			Long-term
Carrying amount	Borrowings	Debt	Lease Liabilities	Borrowings	Debt	Lease Liabilities	Total
Principal	1,573,663	22,000	1,145	723,419	802,676	18,769	3,141,672
Prepaid commissions	—	—	—	(1,456)	(1,906)	—	(3,362)
	1,573,663	22,000	1,145	721,963	800,770	18,769	3,138,310

Schedule of breakdown of short-term (original maturity of less than one year) borrowings and debt, along with contractual interest rates

The breakdown of short-term (original maturity of less than one year, excluding lease liabilities) borrowings and debt, along with contractual interest rates, is as follows:

	December 31,	December 31,
	2020	2019
Short-term borrowings:
At fixed interest rates	55,000	607,500
At floating interest rates	276,585	966,163
Total borrowings	331,585	1,573,663
Short-term debt:
At fixed interest rates	—	22,000
At floating interest rates	49,350	—
Total debt	49,350	22,000
Total short-term borrowings and debt	380,935	1,595,663

Range of fixed interest rates on borrowings and debt in U.S. dollars	0.45% to 1.40%	2.07% to 2.52%
Range of floating interest rates on borrowings in U.S. dollars	0.47% to 1.65%	2.09% to 2.35%
Range of fixed interest rates on borrowings in Mexican pesos	0.00%	8.08%
Range of floating interest rates on borrowings and debt in Mexican pesos	4.97% to 5.05%	7.71% to 8.31%

The outstanding balances of short-term borrowings and debt by currency, are as follows:

	December 31,	December 31,
	2020	2019
Currency
US dollar	299,957	1,476,000
Mexican peso	80,978	119,663
Total	380,935	1,595,663

Schedule of breakdown of borrowings and long-term debt (original maturity of more than one year), along with contractual interest rates, plus prepaid commissions

The breakdown of borrowings and long-term debt (original maturity of more than one year, excluding lease liabilities), along with contractual interest rates, plus prepaid commissions as of December 31, 2020 and 2019, respectively, are as follows:

	December 31,	December 31,
	2020	2019
Long-term borrowings:
At fixed interest rates with due dates from April 2021 to May 2022	68,190	65,435
At floating interest rates with due dates from June 2021 to August 2023	408,820	657,984
Total long-term borrowings	477,010	723,419

Long-term debt:
At fixed interest rates with due dates from July 2021 to December 2027	784,006	502,880
At floating interest rates with due dates from March 2022 to June 2023	332,027	299,796
Total long-term debt	1,116,033	802,676
Total long-term borrowings and debt	1,593,043	1,526,095
Less: Prepaid commissions	(7,707)	(3,362)
Total long-term borrowings and debt, net	1,585,336	1,522,733

Range of fixed interest rates on borrowings and debt in U.S. dollars	2.04% to 3.05%	2.56% to 3.25%
Range of floating interest rates on borrowings and debt in U.S. dollars	1.16% to 1.85%	2.46% to 3.36%
Range of fixed interest rates on borrowings in Mexican pesos	6.77% to 9.09%	5.73% to 9.09%
Range of floating interest rates on borrowings and debt in Mexican pesos	4.87% to 5.74%	8.14% to 9.13%
Range of fixed interest rates on debt in Japanese yens	0.52%	0.52%
Range of fixed interest rates on debt in Euros	0.9% to 3.75%	3.75%
Range of fixed interest rates on debt in Australian dollars	0.00%	3.33%

The balances of long-term borrowings and debt by currency, excluding prepaid commissions, are as follows:

	December 31,	December 31,
	2020	2019
Currency
US dollar	910,296	1,097,611
Mexican peso	509,687	280,105
Euro	101,469	59,465
Japanese yen	71,591	67,831
Australian dollar	—	21,083
Total	1,593,043	1,526,095

Schedule of future payments of long-term borrowings and debt outstanding

Future payments of long-term borrowings and debt outstanding as of December 31, 2020, are as follows (excluding lease liabilities):

Payments	Outstanding

2021	252,045
2022	525,175
2023	108,436
2024	64,757
2025	618,154
2026	12,238
2027	12,238
1,593,043

Schedule of reconciliation of movements of borrowings and debt arising financing activities explanatory

Reconciliation – Movements of borrowings

The following table presents the reconciliation of movements of borrowings and debt arising from financing activities, as presented in the consolidated statements of cash flows:

	2020	2019	2018
Balance as of January 1,	3,138,310	3,518,446	2,211,567
Net decrease (increase) in short-term borrowings and debt	(1,212,023)	(428,611)	950,259
Proceeds from long-term borrowings and debt	827,732	371,536	609,017
Repayments of long-term borrowings and debt	(781,274)	(368,843)	(256,173)
Payment of lease liabilities	(1,114)	(1,072)	—
Recognition of lease liabilities	—	20,979	—
Net Increase in lease liabilities	48	—	—
Change in foreign currency	15,853	20,044	1,903
Adjustment of fair value for hedge accounting relationship	826	4,943	753
Other adjustments	(3,288)	888	1,120
Balance as of December 31,	1,985,070	3,138,310	3,518,446

Schedule of maturity analysis contractual undiscounted cash flows of the lease liability

Maturity analysis of contractual undiscounted cash flows of the lease liabilities is detailed below:

	December 31,	December 31,
	2020	2019
Due within 1 year	2,058	2,005
After 1 year but within 5 years	10,641	10,470
After 5 years but within 10 years	11,354	13,492
Total undiscounted lease liabilities	24,053	25,967

Short-term	1,244	1,145
Long-term	17,555	18,769
Lease liabilities included in the consolidated statement of financial position	18,799	19,914

Schedule of amounts recognized

Amounts recognized in the statement of cash flows:

	December 31,	December 31,
	2020	2019
Payments of lease liabilities	1,114	1,072

Amounts recognized in profit or loss:

	December 31,	December 31,
	2020	2019
Interest on lease liabilities	(862)	(912)
Income from sub-leasing right-of-use assets	265	277